Note 10 - Lease Commitments and Total Rental Expense (Details) - Future Minimum Lease Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014
Future Minimum Lease Payments [Abstract]
Within one year	$ 415	$ 415
One to two years	421	415
Two to three years	388	431
Three to four years	324	333
Four to five years	172	263
Thereafter	237	307
	$ 1,957	$ 2,164